GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
Schedule of Goodwill

	Products	Video and Cyber security	Total

As of January 1, 2015	$3,552	$944	$4,496

Foreign currency translation adjustments	(242)	(4)	(246)

As of December 31, 2015	3,310	940	4,250

Acquisition of Aimetis	-	7,859	7,859
Foreign currency translation adjustments	(5)	(254)	(259)

As of December 31, 2016	$3,305	$8,545	$11,850